Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 263,331
Operating lease liabilities – current	88,297
Operating lease liabilities – non-current	179,691
Total operating lease liabilities	$ 267,988